Note 12 - Income Tax and Social Contribution - Income Taxes Reported (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Income tax expense - current	R$ (5,332.3)	R$ (413.9)	R$ (1,227.8)
Deferred tax expense on temporary differences	891.9	(732.5)	(2,192.4)
Deferred tax over taxes losses carryforwards movements in the current period	(638.9)	831.4	(214.0)
Total deferred tax (expense)/income	253.0	98.9	(2,406.4)
Total income tax expenses	R$ (5,079.3)	R$ (315.0)	R$ (3,634.2)